LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Dec. 28, 2013
LONG-TERM INCENTIVE COMPENSATION
Summary of stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense

(In millions)	2013	2012	2011

Stock-based compensation expense	$32.3	$35.8	$36.4
Tax benefit	10.8	12.5	12.5

Schedule of weighted-average assumptions of options granted during the year

	2013	2012	2011

Risk-free interest rate	1.04%	1.82%	2.22%
Expected stock price volatility	27.17%	32.81%	30.70%
Expected dividend yield	3.40%	3.30%	2.76%
Expected option term	6.2 years	6.0 years	6.2 years

Schedule of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 29, 2012	11,376.9	$43.93	5.59	$28.0
Granted	.8	40.33
Exercised	(1,668.1)	27.01
Forfeited or expired	(1,818.4)	51.19

Outstanding at December 28, 2013	7,891.2	$45.85	4.27	$69.0
Options vested and expected to vest at December 28, 2013	7,608.9	46.30	4.15	64.2
Options exercisable at December 28, 2013	6,230.4	$49.08	3.41	$40.8

Performance Units (PS)
Stock-Based Compensation
Summary of information related to awarded

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 29, 2012	1,001.2	$35.20
Granted at target	208.5	52.93
Granted for above-target performance (1)	57.5	30.87
Vested	(328.8)	29.71
Forfeited/cancelled	(143.2)	37.78

Unvested at December 28, 2013	795.2	$41.32

(1)
Reflects awards granted in excess of target as a result of our achieving above-target performance for the 2010 - 2012 performance period.

Market-leveraged stock units (MSUs)
Stock-Based Compensation
Summary of information related to awarded

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 29, 2012	–	$–
Granted at target	346.6	51.40
Vested	–	–
Forfeited/cancelled	(16.5)	51.56

Unvested at December 28, 2013	330.1	$51.40

Restricted Stock Units (RSUs)
Stock-Based Compensation
Summary of information related to awarded

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 29, 2012	1,352.2	$29.68
Granted	59.9	38.72
Vested	(548.6)	29.06
Forfeited/cancelled	(182.5)	29.77

Unvested at December 28, 2013	681.0	$31.06